UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: 12/31

Date of reporting period: 9/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited)   (Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 1.9%	Boeing Co. (a)	8,890	$591,541
	General Dynamics Corp.	11,081	695,998
	L-3 Communications Holdings, Inc. (a)	19,870	1,436,005
	Lockheed Martin Corp.	10,942	779,946
	Precision Castparts Corp.	4,735	603,002
	United Technologies Corp.	9,527	678,608

			4,785,100
Auto Components - 0.3%	Gentex Corp.	43,644	851,494
Beverages - 0.2%	Hansen Natural Corp. (b)	13,319	620,932
Biotechnology - 7.4%	Amgen, Inc. (a)(b)	91,396	5,036,834
	Biogen Idec, Inc. (a)(b)	63,854	3,583,486
	Celgene Corp. (a)(b)	57,851	3,332,796
	Gilead Sciences, Inc. (a)(b)	178,720	6,364,219
	Incyte Corp. (b)	27,439	438,750

			18,756,085
Capital Markets - 0.9%	Affiliated Managers Group, Inc. (a)(b)	6,881	536,787
	SEI Investments Co.	46,063	936,921
	T. Rowe Price Group, Inc.	18,301	916,240

			2,389,948
Chemicals - 0.2%	Methanex Corp.	18,457	452,012
Commercial Services & Supplies - 0.4%	RINO International Corp. (b)	15,846	221,052
	Tetra Tech, Inc. (b)	21,544	451,778
	United Stationers, Inc. (b)	6,904	369,433

			1,042,263
Communications Equipment - 11.4%	Adtran, Inc.	44,163	1,558,954
	Arris Group, Inc. (b)	77,273	754,957
	Blue Coat Systems, Inc. (b)	11,564	278,230
	Brocade Communications Systems, Inc. (b)	63,253	369,398
	Cisco Systems, Inc. (a)(b)	294,830	6,456,777
	InterDigital, Inc. (b)	37,594	1,113,158
	QUALCOMM, Inc.	293,918	13,261,580
	Research In Motion Ltd. (a)(b)	86,571	4,215,142
	Tellabs, Inc.	146,413	1,090,777

			29,098,973
Computers & Peripherals - 21.5%	Apple, Inc. (a)(b)	183,459	52,056,491
	Dell, Inc. (b)	163,091	2,113,659
	STEC, Inc. (b)	26,825	333,971
	Xyratex Ltd. (b)	21,826	323,899

			54,828,020
Consumer Finance - 0.5%	Ezcorp, Inc. (b)	38,884	779,235
	World Acceptance Corp. (a)(b)	12,134	535,838

			1,315,073
Containers & Packaging - 0.5%	Silgan Holdings, Inc.	40,704	1,290,317
Distributors - 0.2%	LKQ Corp. (b)	21,853	454,542

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Diversified Consumer Services - 1.3%	Career Education Corp. (b)	48,807	$1,047,886
	Corinthian Colleges, Inc. (b)	46,189	324,247
	ITT Educational Services, Inc. (b)	12,557	882,380
	Strayer Education, Inc.	5,611	979,120

			3,233,633
Diversified Telecommunication Services - 0.5%	Neutral Tandem, Inc. (b)	40,551	484,584
	Windstream Corp.	73,104	898,449

			1,383,033
Electrical Equipment - 0.3%	Harbin Electric, Inc. (b)	16,094	287,922
	Woodward Governor Co. (a)	17,409	564,400

			852,322
Electronic Equipment, Instruments & Components - 0.1%	Plexus Corp. (b)	9,449	277,328
Energy Equipment & Services - 0.1%	Hercules Offshore, Inc. (a)(b)	82,465	218,532
Health Care Equipment & Supplies - 0.2%	Kinetic Concepts, Inc. (b)	12,997	475,430
Health Care Providers & Services - 1.4%	Amedisys, Inc. (b)	6,811	162,102
	Express Scripts, Inc. (a)(b)	68,742	3,347,735

			3,509,837
Health Care Technology - 0.3%	Quality Systems, Inc.	12,913	856,261
Hotels, Restaurants & Leisure - 4.1%	Bob Evans Farms, Inc.	21,212	595,421
	Cracker Barrel Old Country Store, Inc.	14,719	747,136
	Ctrip.com International Ltd. (b)(c)	10,472	500,038
	McDonald’s Corp. (a)	60,610	4,516,051
	Starbucks Corp. (a)	162,044	4,145,086

			10,503,732
IT Services - 1.7%	CSG Systems International, Inc. (a)(b)	54,728	997,691
	Computer Sciences Corp. (a)	16,126	741,796
	International Business Machines Corp. (a)	16,150	2,166,361
	Mantech International Corp., Class A (b)	9,337	369,746

			4,275,594
Insurance - 0.2%	CNA Financial Corp. (b)	14,028	392,644
Internet & Catalog Retail - 3.5%	Amazon.com, Inc. (a)(b)	43,802	6,879,542
	NetFlix, Inc. (b)	9,708	1,574,249
	PetMed Express, Inc.	26,977	472,098

			8,925,889
Internet Software & Services - 9.3%	Baidu.com, Inc. (b)(c)	50,500	5,182,310
	EarthLink, Inc.	154,633	1,405,614
	eBay, Inc. (a)(b)	160,618	3,919,079
	Google, Inc., Class A (a)(b)	21,961	11,546,874
	Sohu.com, Inc. (b)	14,370	827,999
	ValueClick, Inc. (b)	53,033	693,673

			23,575,549

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited)   (Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Leisure Equipment & Products - 0.3%	Pool Corp.	35,291	$708,290
Life Sciences Tools & Services - 0.4%	Furiex Pharmaceuticals, Inc. (b)	3,664	41,330
	Pharmaceutical Product Development, Inc.	43,922	1,088,826

			1,130,156
Machinery - 0.7%	Bucyrus International, Inc.	9,687	671,793
	Eaton Corp. (a)	6,159	508,056
	Nordson Corp.	7,283	536,684

			1,716,533
Media - 6.1%	Comcast Corp., Class A	288,763	5,220,835
	DIRECTV, Class A (b)	114,661	4,773,337
	Focus Media Holding Ltd. (b)(c)	20,962	509,377
	News Corp., Class A (a)	245,412	3,205,081
	News Corp., Class B	25,518	384,301
	Omnicom Group, Inc.	21,910	865,007
	Scholastic Corp.	15,610	434,270

			15,392,208
Metals & Mining - 0.6%	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	12,198	1,041,587
	Steel Dynamics, Inc.	31,629	446,285

			1,487,872
Multiline Retail - 0.2%	Dollar Tree, Inc. (b)	10,814	527,291
Office Electronics - 0.5%	Xerox Corp. (a)	111,807	1,157,202
Personal Products - 0.3%	USANA Health Sciences, Inc. (b)	18,464	745,207
Pharmaceuticals - 2.9%	Endo Pharmaceuticals Holdings, Inc. (b)	41,430	1,377,133
	Perrigo Co.	10,586	679,833
	Teva Pharmaceutical Industries Ltd. (a)(c)	101,192	5,337,878

			7,394,844
Road & Rail - 1.0%	CSX Corp. (a)	13,318	736,752
	Heartland Express, Inc.	21,362	317,653
	Landstar System, Inc.	18,711	722,619
	Werner Enterprises, Inc.	33,973	696,107

			2,473,131
Semiconductors & Semiconductor Equipment - 8.1%	ASML Holding NV (a)(c)	14,811	440,331
	Aixtron AG (c)	12,976	386,425
	Amkor Technology, Inc. (b)	63,442	416,814
	Atheros Communications, Inc. (b)	12,923	340,521
	Canadian Solar, Inc. (b)	16,500	268,950
	Conexant Systems, Inc. (b)	104,746	171,783
	Cree, Inc. (b)	5,715	310,267
	Intel Corp. (a)	389,755	7,494,989
	Intersil Corp., Class A	112,043	1,309,783
	JA Solar Holdings Co. Ltd. (b)(c)	67,739	632,005
	Micron Technology, Inc. (b)	40,654	293,115
	ON Semiconductor Corp. (b)	71,986	519,019
	Power Integrations, Inc. (a)	24,637	783,210

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited)   (Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Skyworks Solutions, Inc. (b)	30,088	$622,220
	Tessera Technologies, Inc. (b)	19,288	356,828
	Texas Instruments, Inc. (a)	74,335	2,017,452
	Xilinx, Inc. (a)	159,843	4,253,422

			20,617,134
Software - 11.4%	Adobe Systems, Inc. (a)(b)	88,829	2,322,878
	CA, Inc. (a)	168,005	3,548,266
	Jack Henry & Associates, Inc.	29,548	753,474
	Microsoft Corp. (a)	426,098	10,435,140
	MicroStrategy, Inc., Class A (b)	4,894	423,869
	Oracle Corp. (a)	335,590	9,010,592
	SAP AG (a)(c)	7,969	392,951
	Symantec Corp. (a)(b)	146,567	2,223,421

			29,110,591
Specialty Retail - 1.5%	Dress Barn, Inc. (b)	14,797	351,429
	Rent-A-Center, Inc.	83,148	1,860,852
	Tiffany & Co.	10,153	477,089
	Tractor Supply Co.	27,250	1,080,735

			3,770,105
Textiles, Apparel & Luxury Goods - 0.5%	Deckers Outdoor Corp. (b)	11,818	590,427
	Phillips-Van Heusen Corp.	9,008	541,921

			1,132,348
	Total Investments Before Options Written (Cost - $218,695,297*) - 102.9%		261,727,455
	Options Written	Number of Contracts
Call Options Written	NASDAQ Index 100, expiring October 2010 at USD 1,925	100	(851,000)
	NASDAQ Index 100, expiring October 2010 at USD 1,950	100	(658,000)
	NASDAQ Index 100, expiring November 2010 at USD 1,975	125	(1,003,125)
	NASDAQ Index 100, expiring December 2010 at USD 1,950	150	(1,745,250)
	NASDAQ Index 100, expiring December 2010 at USD 1,975	150	(1,506,000)
	Total Options Written (Premiums Received - $3,158,995) - (2.3%)		(5,763,375)
	Total Investments, Net of Options Written (Net Cost - $215,536,302) - 100.6%		255,964,080
	Liabilities in Excess of Other Assets - (0.6%)		(1,457,526)

	Net Assets - 100.0%		$254,506,554

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited)   (Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$218,858,306

Gross unrealized appreciation	$62,713,443
Gross unrealized depreciation	(19,844,294)

Net unrealized appreciation	$42,869,149

(a)	All or a portion of security held as collateral in connection with open option contracts.
(b)	Non-income producing security.
(c)	Depositary receipts.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities.
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Securities[1]	$261,727,455	$-	$-	$261,727,455
Total	$261,727,455	$-	$-	$261,727,455
[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$ (5,763,375)	$ -	$ -	$ (5,763,375)
Total	$ (5,763,375)	$ -	$ -	$ (5,763,375)
[2]	Derivative financial instruments are options, which are shown at market value.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 24, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 24, 2010